Severance Pay - Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and By the Insurance Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Accrued and the Portions Funded with Severance Pay Funds and by the Insurance Policies [Abstract]
Accrued severance pay	$ 2,346	$ 2,060
Severance pay fund	(2,346)	(2,051)
Unfunded balance		$ 9